Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	we have not granted any share options, share appreciation rights or any other awards under long-term incentive plans. We do not currently have any plans to issue any such award. If and when we begin issuing such awards, our compensation committee will determine how the board determines when to grant such awards (for example, whether such awards are granted on a predetermined schedule); and whether the board or compensation committee takes material nonpublic information into account when determining the timing and terms of such an award, and, if so, how the board or compensation committee takes material nonpublic information into account when determining the timing and terms of such an award. In any event, we will take precautions reasonably designed to ensure we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false